FINANCIAL INSTRUMENTS - Fair value of financial instruments that are not measured at fair value (Details) - Assets measured at amortised cost - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Non-current financial assets	$ 4,215	$ 5,738
Non-current financial Assets at Fair Value through Financial Position	3,861	5,482
Guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,681	1,347
Non-current financial Assets at Fair Value through Financial Position	1,539	1,226
Tax Credit Value Added Tax
Disclosure of financial assets [line items]
Non-current financial assets	356	2,025
Non-current financial Assets at Fair Value through Financial Position	326	2,096
Income Tax Credits
Disclosure of financial assets [line items]
Non-current financial assets	1,259	2,129
Non-current financial Assets at Fair Value through Financial Position	1,153	2,059
Tax Credit Software Promotion Regime
Disclosure of financial assets [line items]
Non-current financial assets	749	132
Non-current financial Assets at Fair Value through Financial Position	686	45
Other Tax Credits
Disclosure of financial assets [line items]
Non-current financial assets	170	105
Non-current financial Assets at Fair Value through Financial Position	$ 157	$ 56